August 30, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549

          Re:  Rule 24f-2 Notice for
               The 44 Wall Street Equity Fund, Inc.
               Registration No. 2-67610           _

Dear Sirs:

          Pursuant to Rule 24f-2 of the General Rules and Regulations under the Investment Company Act of 1940, I have enclosed herewith for filing five copies of the Rule 24f-2 Notice for The 44 Wall Street Equity Fund, Inc. (the "Fund"), one copy of which has been manually signed. The Notice is accompanied by the opinion of counsel required pursuant to Rule 24f-2(b)(1)(v) of the General Rules and Regulations under the Investment Company Act of 1940.

          No payment is enclosed, as no fee is payable because the aggregate redemption prices of Fund shares exceeded the aggregate sales prices during the fiscal year.


          Also enclosed is a copy of this letter. Please indicate your receipt of the enclosures thereon, and return the copy to me in the envelope which I have provided.

                                   Very truly yours,




                                   Ruffen H. Cotton, Jr.

Enclosures
                         RULE 24f-2 NOTICE

                               FOR

              THE 44 WALL STREET EQUITY FUND, INC.

             For the Fiscal Year Ended June 30, 1995

                   (Registration No. 2-67610)

          1. No shares of Common Stock which had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2 of the Rules and Regulations under the Investment Company Act of 1940) remained unsold as of the beginning of the Fund's fiscal year.

          2. No shares of Common Stock were registered during fiscal 1995 other than pursuant to this section.

          3. The number or amount of securities sold during fiscal 1995 was 34,909 shares of Common Stock.

          4. The number or amount of securities sold during fiscal 1995 in reliance upon registration under Rule 24f-2 was 34,909 shares of Common Stock.

       Aggregate sale price for securities sold during fiscal 1995 in
reliance upon registration under Rule 24f-2.                     $   212,291

       Aggregate redemption price of securities redeemed during fiscal 1995, none of which was previously used for reduction in filings made pursuant to 24e-2(a) and all of which is being used for such reduction under this Notice. 896,170

       Excess (deficit) of sales prices over
       redemption prices.                             ($ 683,879)

*No fee payable because the aggregate redemption price exceeded the aggregate sale price.
                         THE 44 WALL STREET EQUITY FUND, INC.

                         By___________________________________
                            MARK D. BECKERMAN, President
Dated:  August 29, 1995








                                   August 29, 1995

THE 44 WALL STREET EQUITY FUND, INC.
26 Broadway, Suite 205
New York, New York  10004

Dear Sirs:

          I have examined and am familiar with (1) the Articles of Incorporation, (2) the By-Laws, (3) the form of certificate for shares of Common Stock, par value $.001 per share, of The 44 Wall Street Equity Fund, Inc. (the "Fund"), (4) the corporate proceedings taken to authorize the sale of such shares, and (5) the filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A. I also have examined the report dated August 10, 1995 of McGladrey & Pullen, the Fund's independent certified public accountants, concerning sales and redemptions of Fund shares during the Fund's fiscal year, and the Fund's Rule 24f-2 Notice pertaining to such shares.

          On the basis of the foregoing, and having regard for the legal considerations which I deem relevant, I am of the opinion that such shares, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.



THE 44 WALL STREET EQUITY FUND, INC.
August 29, 1995
Page 2                             _

          You have informed me that a copy of this opinion is required to be filed with the Securities and Exchange Commission together with the Fund's Rule 24f-2 Notice, and for that purpose I have enclosed an additional signed copy of this opinion.

                                   Very truly yours,